Share - based compensation - Narratives (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 19, 2022	Oct. 31, 2023 CAD ($) shares $ / shares	Oct. 31, 2022 CAD ($) shares $ / shares	Oct. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, vesting percentage		0.25%
Share-based compensation		$ 5,034	$ 8,080
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of outstanding stock maximum	20.00%	10.00%
Maximum number share options can be issued | shares		12,617,734
Exercisable period of stock options		10 years
Share-based compensation		$ 848	2,882
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense - Equity settled RSU		$ 649	$ 532
Number of RSU's outstanding | shares		486,335	132,143	84,167
Weighted-average fair value of RSUs granted | $ / shares		$ 1.45	$ 5.90
Term of volume weighted average trading price		5 days
Escrow Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		$ 3,537	$ 4,666
Number of RSU's outstanding | shares		542	3,161	2,770